Business Segment and Geographic Information (Segment Assets) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Consolidated total assets	¥ 19,665,596	¥ 18,939,055	¥ 18,796,388
Regional Communications Business [Member]
Consolidated total assets	7,659,004	7,642,212	7,748,563
Long Distance and International Communications Business [Member]
Consolidated total assets	1,770,589	1,315,930	1,338,317
Mobile Communications Business [Member]
Consolidated total assets	6,945,024	6,905,750	6,639,893
Data Communications Business [Member]
Consolidated total assets	1,502,352	1,324,508	1,361,709
Other Business Segment [Member]
Consolidated total assets	10,009,775	9,901,694	9,925,600
Total Segment Assets [Member]
Consolidated total assets	27,886,744	27,090,094	27,014,082
Elimination [Member]
Consolidated total assets	¥ (8,221,148)	¥ (8,151,039)	¥ (8,217,694)